Capital Stock Activity (Details Textual) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		9 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended													9 Months Ended			9 Months Ended					9 Months Ended					9 Months Ended					9 Months Ended					9 Months Ended						9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended
	Feb. 29, 2012	Feb. 28, 2013	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 24, 2014	Feb. 19, 2013	Jun. 30, 2012	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2012 Consultant [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 18, 2013 Lincoln Park [Member]	Dec. 31, 2012 Lincoln Park [Member] Subsequent Event [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Sep. 30, 2013 Jp Nevada Trust Note [Member]	Feb. 19, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Sep. 30, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria One [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria Two [Member]	Apr. 30, 2011 Jorden [Member] Criteria One [Member]	Apr. 30, 2011 Jorden [Member] Criteria Two [Member]	Feb. 28, 2013 Burrill Securities Llc [Member]	Feb. 19, 2013 Burrill Securities Llc [Member]	Dec. 31, 2012 Burrill Securities Llc [Member] Subsequent Event [Member]	Feb. 28, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Dec. 31, 2012 Worden [Member] Subsequent Event [Member]	Feb. 28, 2013 Jmj Note [Member]	Feb. 19, 2013 Jmj Note [Member]	Dec. 31, 2012 Jmj Note [Member] Subsequent Event [Member]	Sep. 30, 2013 Midcap Financial Llc [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member]	Dec. 31, 2012 Acquisition Of Aldagen [Member]	Jul. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Oct. 31, 2011 Series D Preferred Stock [Member]	Jul. 31, 2011 Series D Preferred Stock [Member]	Apr. 30, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Subscription Agreement [Member]	Dec. 31, 2012 Series A and Series B Preferred Stock [Member]	Feb. 29, 2012 Series A Convertible Preferred Stock [Member]	Feb. 29, 2012 Series B Convertible Preferred Stock [Member]	Feb. 29, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Feb. 29, 2012 Series D Convertible Preferred Stock [Member]	Jan. 31, 2011 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A And Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series E Convertible Preferred Stock [Member]	Dec. 31, 2012 Minimum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2011 Minimum [Member] Long Term Incentive Plan [Member]	Feb. 28, 2013 Minimum [Member] Worden [Member]	Feb. 28, 2013 Minimum [Member] Worden [Member] Subsequent Event [Member]	Dec. 31, 2012 Maximum [Member] Long Term Incentive Plan [Member]	Dec. 31, 2011 Maximum [Member] Long Term Incentive Plan [Member]	Feb. 28, 2013 Maximum [Member] Worden [Member]	Feb. 28, 2013 Maximum [Member] Worden [Member] Subsequent Event [Member]	Sep. 30, 2013 Fitch Coleman Warrants [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member]	Sep. 30, 2013 Fitch Coleman Warrants [Member] Group A Category [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member] Group A Category [Member]	Sep. 30, 2013 Fitch Coleman Warrants [Member] Group B Category [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member] Group B Category [Member]	Sep. 30, 2013 Fitch Coleman Warrants [Member] Group C Category [Member]	Dec. 31, 2012 Fitch Coleman Warrants [Member] Group C Category [Member]	Sep. 30, 2013 August 2009 Warrants [Member]		Dec. 31, 2012 August 2009 Warrants [Member]		Dec. 31, 2011 August 2009 Warrants [Member]		Sep. 30, 2013 April 2010 Warrant [Member]	Dec. 31, 2012 April 2010 Warrant [Member]	Dec. 31, 2012 Guarantor 2010 Warrants [Member]	Sep. 30, 2013 October 2010 Warrants [Member]	Dec. 31, 2012 October 2010 Warrants [Member]		Dec. 31, 2011 October 2010 Warrants [Member]		Sep. 30, 2013 Guarantor 2011 Warrants [Member]	Dec. 31, 2012 Guarantor 2011 Warrants [Member]		Dec. 31, 2011 Guarantor 2011 Warrants [Member]		Sep. 30, 2013 February 2012 Inducement Warrants [Member]	Dec. 31, 2012 February 2012 Inducement Warrants [Member]		Dec. 31, 2011 February 2012 Inducement Warrants [Member]		Sep. 30, 2013 Other Warrants [Member]	Dec. 31, 2012 Other Warrants [Member]		Dec. 31, 2011 Other Warrants [Member]		Sep. 30, 2013 February 2012 Aldagen Warrants [Member]	Dec. 31, 2012 February 2012 Aldagen Warrants [Member]		Dec. 31, 2011 February 2012 Aldagen Warrants [Member]		Dec. 31, 2012 August 2008 Warrants [Member]	Sep. 30, 2013 February 2013 MidCap Warrants (Member)	Dec. 31, 2012 February 2013 MidCap Warrants (Member)		Sep. 30, 2013 February 2013 Subordination Warrants (Member)	Dec. 31, 2012 February 2013 Subordination Warrants (Member)		Sep. 30, 2013 February 2013 Worden Warrants [Member]	Dec. 31, 2012 February 2013 Worden Warrants [Member]		Sep. 30, 2013 February 2013 RDO Warrants [Member]	Dec. 31, 2012 February 2013 RDO Warrants [Member]		Sep. 30, 2013 February 2013 PA Warrants [Member]	Dec. 31, 2012 February 2013 PA Warrants [Member]
Stock Issued During Period, Shares, New Issues					11,382,093
Class Of Warrant Or Right Exercise Term														10 years																																																								7 years 6 months
Class Of Warrant Or Right Outstanding										5,288,256																																																														325,000	325,000	325,000	325,000	325,000	325,000	1,070,916	[1]	1,070,916	[1]	1,489,884	[1]				1,488,839 [2]	1,488,839	[2]	1,863,839	[2]	916,665 [3]	916,665	[3]	2,500,000	[3]	1,180,547 [4]	1,180,547	[4]	0	[5]	200,000 [6]	200,000	[6]	360,149	[7]	2,115,596 [5]	2,115,596	[5]	0	[5]		1,079,137 [8]	0	[8]	800,000 [9]	0	[9]	250,000 [10]	0	[10]	6,363,638 [11]	0	[11]	136,364 [12]	0	[12]
Entire Outstanding Warrants Callup Condition Based On Minimum Trading Price																																																																								$ 4		$ 5		$ 6
Class Of Warrant Or Rights Date From Which Warrants Or Rights Expiration																																																																																				Apr. 09, 2015			Apr. 07, 2016					Apr. 28, 2016					Dec. 31, 2014					Feb. 24, 2014					Dec. 31, 2014						Feb. 19, 2020			Feb. 19, 2018			Feb. 19, 2020			Feb. 22, 2018			Feb. 22, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			250,000	12,500	1,028,000		1,000,500						2,271,500
Share Based Compensation Arrangement By Share Based Payment Award Stock Options and Compensatory Warrants Forfeited In Period					229,060	804,649	112,482
Additional Warrants Adjustments Due To Antidilutive Provisions																																																																														420,896		420,896
Common Stock Capital Shares Reserved For Future Issuance Value															$ 15,000,000
Shares Issuable Under Purchase Agreements															150,000		150,000
Increase In Shares Issuable Under Purchase Agreements															200,000		200,000
Sale of Stock, Price Per Share						$ 1.18										$ 1.00
Stock Issued During Period Share Purchase Agreement															375,000		375,000
Stock Issued During Period Additional Shares Issued Under Purchase Agreement															375,000
Proceeds from Issuance of Private Placement		5,000,000				5,000,000	325,000																																				5,000,000
Share Price	$ 0.40								$ 0.55		$ 0.55
Warrants Exercise Price									$ 0.75		$ 0.75
Placement Fee																																350,000		350,000
Expense Reimbursement Limit																																52,000
Warrant Exercise Price Percentage																																120.00%		120.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									6,363,638										533,334	266,666							266,666						136,364			250,000	250,000				1,079,137	1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.50		1.50		1.42									0.70	0.70							0.70									0.70	0.70				0.70	0.70																														1.25	1.25	1.50	1.50	1.75	1.75	0.51		0.51				0.54	0.54	0.54	0.60	0.60				0.50					1.42	1.42					1.50				1.42	1.42				1.00	0.70			0.70			0.70			0.75			0.66
Warrants Exercisable Description																																																																																																																				They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).
Royalty Expense																																			500,000		500,000
Future Annual Royalty Limitation																																																																600,000	600,000			625,000	625,000
Warrants Exercisable																			500,000	250,000							250,000
Warrants Exercised Upon Default In Payment Of Note On Fourth Anniversary																		133,333		133,333		133,333	266,667	266,667				133,333			57,143
Guarantor Obligations, Current Carrying Value																				1,400,000
Warrants Exercised Upon Default In Payment Of Note On Fifth Anniversary																			107,143						133,333	266,667			133,333	57,143	57,143
Note payable				4,034,010	4,034,010	2,100,000	2,100,000					1,200,000									2,100,000																		100,000
Condition For Accelerated Purchase By Accredited Investor Minimum Share Price															0.45		0.45
Shares Issued In Private Placement Maximum Percentage															9.99%																																										9.99%
Debt Instrument Remitted Payment																																						370,000		370,000
Stock Issued During Period Shares Investors		9,090,911									9,090,910
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized				200,000,000	200,000,000	200,000,000	160,000,000
Preferred Stock, Par or Stated Value Per Share																																																	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001		$ 1,000
Preferred Stock, Shares Authorized																																																	2,000,000	2,000,000			5,000,000	5,000,000	1,000		2,000,000
Preferred Stock, Liquidation Preference Per Share																																																					$ 1.00	$ 1.00	$ 10,000
Preferred Stock, Dividend Rate, Percentage																																																					8.00%	8.00%	8.00%	6.00%
Preferred Stock, Conversion Basis																																																			The Preferred Stock may be converted, at the holder’s option, into fully paid and non-assessable shares of the Common stock at the conversion price equal to 90% of the volume weighted average price (“VWAP”) for the 10 trading days prior to the closing date, or $0.4392.		Each share of Series A stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company’s Common stock, but in no case shall this price be less than $3.00 per share.	Each share of Series B stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company’s Common stock, but in no case shall this price be less than $3.00 per share.			The Series D stock also provided that with limited exceptions as discussed below, in no event would the Company effect any conversion of the Series D stock and the holder of the Series D stock would not have the right to convert the Series D stock, to the extent that such conversion would result in beneficial ownership by the holder of the Series D stock and its affiliates in excess of 9.99% of the then outstanding shares of Common stock (after taking into account the shares to be issued to the holder upon such conversion). The Series D stock holder could decrease the foregoing threshold upon 61 days’ notice of such decrease to us. The Series D stock was not listed on any securities exchange or automated quotation system.
Preferred Stock, Redemption Terms																																																					The Company may redeem Series A stock for cash at a price per share equal to 104% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.	The Company may redeem Series B stock for cash at a price per share equal to 103% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.
Convertible Preferred Stock Redeemable Percentage																																																					104.00%	103.00%			100.00%
Convertible Preferred Stock Conversion Price Per Share																																																	$ 0.4392								$ 0.4392
Class Of Warrant Or Right Remaining Exercise Term																																																																							7 years 6 months
Class Of Warrant Or Right Expired						415,335
Exercise Price Of Options																																																														$ 0.72	$ 0.35			$ 2.28	$ 0.80
Shares Issued During Period In Lieu Of Dividends						76,461	714,126																																							156,833	207,189	207,189										142,915
Stock Issued During Period On Private Offering						4,231,192	984,850
Sale of Stock, Price Per Share							$ 0.33								$ 1.00
Convertible Preferred Stock, Shares Issued upon Conversion																																													13,399,986				7,460,350	34,153									7,460,350
Stock Issued During Period On Inducement To Remaining Shareholders																																																	330,000										330,000
Stock Issued During Period, Shares, Acquisitions																																													135,398							207,000									135,398
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock						13,539,816
Release Of Stock Held In Escrow Account																																												139,830
Class Of Warrant Or Right Issued										1,180,547
Preferred Stock, Redemption Amount																																																												170,000
Dividends, Preferred Stock, Stock						0	346,236																																																					37,000
Business Combination Contingent Consideration													11,110,000
Value Of Warrant Exercise Agreements	$ 2,800,000
Preferred Stock, Dividend Payment Terms																																																									The Series D stock earned cumulative dividends at the rate of 10% per annum, payable quarterly in cash in arrears on January 15, April 15, July 15 and October 15, beginning on July 15, 2010, or, in the Company’s sole discretion, in shares of Common stock valued at the 5-day volume weighted average price ending 3 days immediately preceding the dividend due date, but in no case at a price less than $0.40 per share.
Percentage Of Warrants Vested One	30.00%
Percentage Of Warrants Vested Two	70.00%
Percentage Of Warrant Vest On Issuance						30.00%
Percentage Of Warrant Vest On Milestones Acheivement						70.00%
Debt Instrument, Interest Rate, Stated Percentage												12.00%

[1]	These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[2]	These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.
[3]	These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.
[4]	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[5]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[6]	These warrants were issued to a consultant in exchange for services provided. They are voluntarily exercisable, have an exercise price of $1.50 per share, and expire on February 24, 2014. There is no call provision associated with these warrants.
[7]	These warrants were issued to consultants and other professional service providers in exchange for services provided. As of December 31, 2012, they have term of 10 years with an expiration date of February 24, 2014 and exercise price of $1.50. They are vested and voluntarily exercisable. There is no call provision associated with these warrants.
[8]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.
[9]	These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).
[10]	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.
[11]	These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.
[12]	These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.